Leases - Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Lessee Operating Lease Liability Maturity Abstract
2025 (Remainder)	$ 197	$ 1,167
2026	968	1,333
2027	1,004	1,046
2028	1,042	1,042
Thereafter	0
Total	3,211	4,588
Less: present value discount	(576)	(886)
Operating lease liability	$ 2,635	$ 3,702